AUTHORIZATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
AUTHORIZATION OF FINANCIAL STATEMENTS
AUTHORIZATION OF FINANCIAL STATEMENTS

26.       AUTHORIZATION OF FINANCIAL STATEMENTS

The consolidated financial statements for the year ended December 31, 2017 (including comparatives) were approved by the audit committee on behalf of the board of directors on March 27, 2018.

(signed) Chris Clark Chris Clark, Chief Financial Officer
(signed) Steve Rubin Steve Rubin, Director